Note 18 - Loss per Share - Loss per Share (Details) - $ / shares		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Statement Line Items [Line Items]
Basic and diluted loss per share (cents per share) (adjusted) (in AUD per share)	[1]	$ (11.12)	$ (9.5)	$ (26.2)
Weighted average number of ordinary shares on issue used in the calculation of basic and diluted loss per share (adjusted) (1) (in shares)	[1]	210,494,323	127,938,483	72,977,512

[1]	On May 29, 2026, the company held an extraordinary general meeting to effect a consolidation of issued capital of 50 ordinary shares into one ordinary share, and 50 options into one option. Each 50 pre-split shares or options outstanding automatically combined and converted to one issued and outstanding ordinary share or option without any action on the part of the shareholders. No fractional shares or options were issued in connection with the Consolidation. All fractional shares or options were rounded up to the whole number of shares or options. As a result of this, the ratio of the company's ADRs was adjusted from 600 shares per ADR to 12 shares per ADR at the same time. Periods presented have been adjusted, on a retroactive basis, to reflect the Consolidation.